Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benson Hill, Inc | Series C redeemable convertible preferred stock
Issuance costs			$ 105,000
Benson Hill, Inc | Series C-1 redeemable convertible preferred stock
Issuance costs		$ 82,000
Benson Hill, Inc | Series D redeemable convertible preferred stock
Issuance costs	$ 4,668,000